SCHEDULE OF LEASEHOLD IMPROVEMENTS AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Furniture and education equipment	$ 22,731	$ 13,703
Computer equipment and software	72,718	70,586
Leasehold improvements	79,511	70,811
Leasehold improvement and equipment, gross	174,960	155,100
Less: accumulated depreciation	(144,563)	(101,124)
Leasehold improvement and equipment, net	$ 30,397	$ 53,976